Pensions and other post-employment benefits - Asset Ceiling and Other (Details) € in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€) multiplier	Dec. 31, 2016 EUR (€)	Dec. 31, 2015 EUR (€)
Pensions and Other Post-Employment Benefits
Net defined benefit balance	€ (461)	€ (1,198)
Pension curtailment expense	(41)	(7)
Defined benefit plans and post-retirement benefits plans
Pensions and Other Post-Employment Benefits
Defined benefit asset net of asset ceiling limitation	25,036
Past service cost	3	(2)	€ 5
United States
Pensions and Other Post-Employment Benefits
Section 420 Transfer Of Excess Pension Assets	160
Net defined benefit balance	432	(230)
United States Post-retirement benefits
Pensions and Other Post-Employment Benefits
Net defined benefit balance	(1,986)	(2,482)
SVTP
Pensions and Other Post-Employment Benefits
Past service cost	€ 14
Multiple of annual French social security pension limit | multiplier	8
AUXAD
Pensions and Other Post-Employment Benefits
Past service cost	€ 12
FRANCE
Pensions and Other Post-Employment Benefits
Past service cost	(23)
UNITED STATES
Pensions and Other Post-Employment Benefits
Past service cost	(24)
UNITED STATES | United States Post-retirement benefits
Pensions and Other Post-Employment Benefits
Section 420 Transfer Of Excess Pension Assets	1,265
Defined benefit asset net of asset ceiling limitation	(1,265)
Increase in net defined benefit asset	451
Net defined benefit balance	1,716
Funded status
Pensions and Other Post-Employment Benefits
Net defined benefit balance	38	(893)	€ (389)
Past service cost	(3)	2
Funded status | United States Post-retirement benefits
Pensions and Other Post-Employment Benefits
Section 420 Transfer Of Excess Pension Assets	160	172
Net defined benefit balance	(1,986)	€ (2,482)
Past service cost	€ 1